Taxation	12 Months Ended
Dec. 31, 2017
Taxation
Taxation

21.  Taxation

a)  Value added tax

The Group is subject to statutory VAT rate of 13% prior to July 1, 2017 and 11% since July 1, 2017 for revenues from sales of audio, video products and books, and 17% for sales of other products, respectively, in the PRC. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31, 2017.

The Group is subject to VAT at the rate of 6% and 11% for the revenues from logistics services and 6% for the revenues from online advertising and other services.

The Group is also subject to cultural undertaking development fees at the rate of 3% on revenues from online advertising services in the PRC.

b)  Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Indonesia

Under the current laws of The Republic of Indonesia, the Group’s subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “high and new technology enterprises”.

Beijing Shangke has been entitled to an exemption from income tax for first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It has also been qualified as “high and new technology enterprise” and enjoys a preferential income tax rate of 15% from 2013 to 2018. The privileges cannot be applied simultaneously. Beijing Shangke applied the privilege of “software enterprise” and was exempted from income tax in 2016 and 2017.

Chongqing Haijia and Chengdu Century have been recognized as encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15% from 2015 to 2017.

The Group’s other PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The new CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented.

The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	(3,329,238)	1,730,549	3,681,735
Loss from non-China operations	(4,426,734)	(3,612,450)	(3,560,775)

Total income/(loss) before tax	(7,755,972)	(1,881,901)	120,960

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(27,938)	(201,173)	(360,603)
Deferred tax benefits	42,584	34,782	221,010

Subtotal income tax benefits/(expenses) applicable to China operations	14,646	(166,391)	(139,593)

Total income tax benefits/(expenses)	14,646	(166,391)	(139,593)

Reconciliation of difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	1.0%	45.3%	-942.7%
Tax effect of tax-exempt entities	-13.5%	-36.1%	588.6%
Effect on tax rates in different tax jurisdiction	-0.3%	-3.6%	30.5%
Tax effect of non-deductible expenses	-10.8%	-28.1%	536.0%
Tax effect of non-taxable income	0.2%	0.1%	-14.0%
Changes in valuation allowance	-0.9%	-11.4%	-120.8%
Expiration of loss carry forwards	-0.5%	0.0%	12.8%

Effective tax rates	0.2%	-8.8%	115.4%

The following table set forth the effect of tax holiday:

	For the year ended December 31,
	2015	2016	2017

Tax holiday effect	80,892	852,776	1,140,251
Effect of tax holiday on basic net loss per share	0.03	0.30	0.40
Effect of tax holiday on diluted net loss per share	0.03	0.30	0.39

c)  Deferred tax assets and deferred tax liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	54,116	52,117
- Deferred revenues	186,291	299,723
- Net operating loss carry forwards	1,386,273	1,286,980
Less: valuation allowance	(1,626,680)	(1,480,570)

Net deferred tax assets	—	158,250

Deferred tax liabilities
- Intangible assets arisen from business combination	907,356	882,248

Total deferred tax liabilities	907,356	882,248

As of December 31, 2017, the Group had net operating loss carry forwards of approximately RMB5,159,379 which mainly arose from the subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC. The loss carry forwards from PRC entities will expire during the period from 2018 to 2022.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses (except for the net operating loss generated by certain entities in 2017) and other deferred tax assets will not be utilized in the future based on its estimate of the operation performance of these PRC entities. The Group has provided full valuation allowances for the deferred tax assets as of December 31, 2015 and 2016, and RMB1,480,570 in deferred tax assets were offset by a valuation allowance as of December 31, 2017.

Movement of valuation allowance

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the period	931,458	1,299,200	1,626,680
Additions	1,148,265	1,324,793	807,558
Reversals	(780,523)	(997,313)	(953,668)

Balance at end of the period	1,299,200	1,626,680	1,480,570